Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2023

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2023, leases with a total base residual value of $30,784,806.69 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2023
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	September	$907,577,946.22
	October	$839,427,076.54	$16,770,705.62	10.64%	$57,885,117.76	7.13%
	November	$795,242,321.88	$16,010,175.78	10.16%	$34,402,336.75	4.24%
	December	$745,796,547.81	$15,119,116.96	9.59%	$40,226,679.30	4.96%
2024-	January	$700,942,198.18	$14,335,622.31	9.09%	$36,051,965.84	4.44%
	February	$655,175,869.84	$13,504,534.80	8.57%	$37,462,322.17	4.61%
	March	$604,092,847.22	$12,578,331.59	7.98%	$43,365,392.34	5.34%
	April	$544,031,301.40	$11,456,799.64	7.27%	$53,086,557.37	6.54%
	May	$487,878,765.90	$10,381,268.34	6.59%	$49,807,509.46	6.14%
	June	$438,350,340.35	$9,447,878.88	5.99%	$43,700,245.74	5.38%
	July	$390,646,451.14	$8,497,959.15	5.39%	$42,458,158.60	5.23%
	August	$337,981,800.16	$7,436,096.87	4.72%	$48,126,912.42	5.93%
	September	$269,713,964.07	$5,997,552.21	3.80%	$64,777,903.49	7.98%
	October	$210,539,243.03	$4,732,766.17	3.00%	$56,442,953.44	6.95%
	November	$149,182,854.67	$3,446,899.00	2.19%	$59,471,316.04	7.33%
	December	$93,772,842.77	$2,258,614.76	1.43%	$54,258,098.39	6.68%
2025-	January	$49,384,850.06	$1,297,352.85	0.82%	$43,786,341.95	5.39%
	February	$38,813,563.01	$1,035,312.41	0.66%	$9,902,388.70	1.22%
	March	$28,488,950.63	$775,029.54	0.49%	$9,837,590.40	1.21%
	April	$17,589,310.67	$517,045.33	0.33%	$10,593,984.17	1.30%
	May	$14,876,263.59	$445,567.53	0.28%	$2,397,984.20	0.30%
	June	$13,440,372.48	$406,025.77	0.26%	$1,140,247.00	0.14%
	July	$11,893,461.52	$365,284.04	0.23%	$1,281,357.60	0.16%
	August	$10,021,724.61	$315,526.56	0.20%	$1,644,467.10	0.20%
	September	$7,387,543.22	$238,430.29	0.15%	$2,470,124.30	0.30%
	October	$4,536,808.49	$148,593.43	0.09%	$2,756,976.55	0.34%
	November	$2,575,041.39	$87,228.29	0.06%	$1,908,229.75	0.24%
	December	$772,486.03	$28,887.54	0.02%	$1,792,807.50	0.22%
2026-	January	$13,553.48	$543.88	0.00%	$764,146.00	0.09%
	February	$0.00	$0.00	0.00%	$13,654.00	0.00%

Total			$157,635,149.54	100.00%	$811,813,768.33	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$969,448,917.87

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2023	Car	10	4.33%	$7,367	18.58%	45.45%
	CUV	220	17.99%	$6,590	14.39%	30.78%
	SUV	40	25.97%	$12,367	15.27%	33.61%
	TRUCK	15	6.36%	$6,295	11.32%	20.66%

	Total/Average	285	15.46%	$7,412	14.52%	31.06%

AUGUST 2023	Car	34	11.22%	$7,531	16.54%	41.62%
	CUV	423	25.97%	$6,418	14.23%	30.38%
	SUV	44	37.93%	$11,015	12.26%	25.30%
	Truck	45	16.07%	$6,801	11.69%	21.97%

	Total/Average	546	23.45%	$6,889	13.83%	29.25%

SEPTEMBER 2023	Car	32	12.36%	$7,664	16.71%	41.44%
	CUV	341	22.72%	$6,234	13.40%	28.54%
	SUV	34	26.56%	$10,122	11.70%	24.44%
	Truck	27	9.93%	$7,297	13.75%	24.93%

	Total/Average	434	20.09%	$6,710	13.42%	28.44%